Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
U.S.	$ (17,332)	$ (9,896)
Domestic [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
U.S.	(17,332)	(9,896)
Foreign [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
U.S.	$ 0	$ 0